Note 29 - Related Party Transactions (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Parties Amount in Cost of Sales	€ 62	€ 78	€ 68
Due to Related Parties, Current	9	53
Revenue from Related Parties	483	408	€ 308
Accounts Receivable, Related Parties, Current	€ 325	€ 380